Cover	Oct. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2021
Entity File Number	333-219700
Entity Registrant Name	Treasure & Shipwreck Recovery, Inc.
Entity Central Index Key	0001703625
Entity Tax Identification Number	37-1844836
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	13046 Racetrack Road
Entity Address, Address Line Two	#234
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33626
City Area Code	(813)
Local Phone Number	504-7831
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false